ISSUED DEBT INSTRUMENTS AND OTHER FINANCIAL LIABILITIES (Details 8) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 8,115,233	$ 7,093,653
Mortgage Bonds [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	94,921	99,222
Mortgage Bonds [Member] | Due Within 1 Year [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	4,833	4,541
Mortgage Bonds [Member] | Due After 1 Year But Within 2 Years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	7,758	7,291
Mortgage Bonds [Member] | Due After 2 Years But Within 3 years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	8,008	7,526
Mortgage Bonds [Member] | Due After 3 Years But Within 4 Years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	8,267	7,769
Mortgage Bonds [Member] | Due After 4 Years But Within 5 Years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	8,534	8,019
Mortgage Bonds [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 57,521	$ 64,076